Average Annual Total Returns{- Disciplined Small Cap Portfolio} - 02.28 VIP Disciplined Small Cap Portfolio Investor PRO-12 - Disciplined Small Cap Portfolio	VIP Disciplined Small Cap Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Disciplined Small Cap Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Disciplined Small Cap Portfolio-Investor VIP Return Before Taxes Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	18.33%	10.73%	10.77%	19.96%	13.26%	11.20%